REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
FT Vest Total Return Income Fund:
Series A3
In planning and performing our audit of
the financial statements of FT Vest
Total Return Income Fund: Series A3
(the "Fund") as of December 31, 2024
and for the period from October 11,
2024 (commencement of operations)
through December 31, 2024, in
accordance with the standards of the
Public Company Accounting Oversight
Board (United States), we considered
the Fund's internal control over financial
reporting, including controls over
safeguarding securities, as a basis for
designing audit procedures for the
purpose of expressing an opinion on
the financial statements and to comply
with the requirements of Form N-CEN,
but not for the purpose of expressing an
opinion on the effectiveness of the
Fund's internal control over financial
reporting. Accordingly, we express no
such opinion.
Management of the Fund is responsible
for establishing and maintaining
effective internal control over financial
reporting. In fulfilling this responsibility,
estimates and judgments by
management are required to assess the
expected benefits and related costs of
controls. A fund's internal control over
financial reporting is a process
designed to provide reasonable
assurance regarding the reliability of
financial reporting and the preparation
of financial statements for external
purposes in accordance with generally
accepted accounting principles. A
fund's internal control over financial
reporting includes those policies and
procedures that (1) pertain to the
maintenance of records that, in
reasonable detail, accurately and fairly
reflect the transactions and dispositions
of the assets of the fund; (2) provide
reasonable assurance that transactions
are recorded as necessary to permit
preparation of financial statements in
accordance with generally accepted
accounting principles, and that receipts
and expenditures of the fund are being
made only in accordance with
authorizations of management and
directors of the fund; and (3) provide
reasonable assurance regarding
prevention or timely detection of
unauthorized acquisition, use, or
disposition of the fund's assets that
could have a material effect on the
financial statements.
Because of its inherent limitations,
internal control over financial reporting
may not prevent or detect
misstatements. Also, projections of any
evaluation of effectiveness to future
periods are subject to the risk that
controls may become inadequate
because of changes in conditions, or
the degree of compliance with policies
and procedures may deteriorate.
A deficiency in internal control over
financial reporting exists when the
design or operation of a control does
not allow management or employees, in
the normal course of performing their
assigned functions, to prevent or detect
misstatements on a timely basis. A
material weakness is a deficiency, or a
combination of deficiencies, in internal
control over financial reporting, such
that there is a reasonable possibility
that a material misstatement of the
Fund's annual or interim financial
statements will not be prevented or
detected on a timely basis.
Our consideration of the Fund's internal
control over financial reporting was for
the limited purpose described in the first
paragraph and would not necessarily
disclose all deficiencies in internal
control over financial reporting that
might be material weaknesses under
standards established by the Public
Company Accounting Oversight Board
(United States). However, we noted no
deficiencies in the Fund's internal
control over financial reporting and its
operation, including controls over
safeguarding securities, which we
consider to be material weaknesses as
defined above as of December 31,
2024.
This report is intended solely for the
information and use of management
and the Board of Trustees of FT Vest
Total Return Income Fund: Series A3
and the U.S. Securities and Exchange
Commission and is not intended to be
and should not be used by anyone
other than these specified parties.
/s/ Grant Thornton LLP
Newport Beach, California
February 28, 2025